Commitments and contingencies	12 Months Ended
Dec. 31, 2018
Commitments and Contingencies Disclosure [Abstract]
Commitments and contingencies
20.	Commitments and contingencies

Operating lease commitments

The Company leases certain office premises under non-cancelable leases. Rental expenses under operating leases for the years ended December 31, 2016, 2017 and 2018 were RMB23,401, RMB107,911 and RMB131,808 (US$19,171), respectively.

Future minimum lease payments under non-cancelable operating leases agreements consist of the following as of December 31, 2018:

	RMB	US$

2019	64,986	9,452
2020	30,904	4,495
2021	11,061	1,609
2022	744	108
2023 and thereafter	255	37
Total	107,950	15,701

Capital and other commitments

Future minimum capital commitments, mainly representing renovating expense under non-cancellable agreements, consist of the following as of December 31, 2018:

	RMB	US$

2019	804	117
2020 and thereafter	-	-
Total	804	117